LONG-TERM INVESTMENTS (Summary of Long-Term Available-for-Sale Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 56,492	$ 190,144
Gross unrealized gains (losses)		35,634
Other-than -temporary impairment
Fair value	$ 56,492	225,778
Convertible Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 5,000	$ 6,500
Gross unrealized gains (losses)
Other-than -temporary impairment
Fair value	$ 5,000	$ 6,500
Convertible redeemable preferred shares [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 51,492	183,644
Gross unrealized gains (losses)		35,634
Other-than -temporary impairment
Fair value	$ 51,492	$ 219,278